EATON VANCE SERIES FUND, INC.

One Post Office Square

Boston, MA 02109

Telephone: (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Series Fund, Inc. (the “Registrant”) on behalf of Eaton Vance Emerging Markets Debt Opportunities Fund (the “Fund”) (1933 Act File No. 333-182175) certifies (a) that the forms of prospectus and statement of additional information dated December 1, 2025 used with respect to the Fund, do not differ from those contained in Post-Effective Amendment No. 22 (“Amendment No. 22”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 22 was filed electronically with the U.S. Securities and Exchange Commission (Accession No. 0001133228-25-012756) on November 25, 2025.

EATON VANCE SERIES FUND, INC.
on behalf of Eaton Vance Emerging Markets Debt Opportunities Fund

By:	/s/ Nicholas Di Lorenzo
Nicholas Di Lorenzo, Esq.
Secretary

Date: December 5, 2025